TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	December 31, 2023	December 31, 2022
	$	$
Trade receivable	2,627	1,076
Income tax receivable	185	160
Sales tax receivable	19	21
Duties receivable	172	162
Receivable from manufacturer	2,596	1,236
Total Trade and other receivables	5,599	2,655